Investments in Affiliates and Available-for-Sale Securities (Tables)	6 Months Ended
Jun. 30, 2017
INVESTMENTS IN AFFILIATES AND AVAILABLE-FOR-SALE SECURITIES [Abstract]
Financial information of affiliate companies, balance sheet
	June 30, 2017						December 31, 2016
Balance Sheet	Navios Partners	Navios Acquisition	Acropolis	Navios Europe I	Navios Europe II	Navios Containers	Navios Partners	Navios Acquisition	Acropolis	Navios Europe I	Navios Europe II	Navios Containers
Cash and cash equivalents, including restricted cash	$86,048	$56,792	$489	$15,096	$15,235	$34,936	$25,088	$56,658	$720	$10,785	$16,916	$—
Current assets	134,094	91,365	872	20,101	24,997	38,268	56,349	107,282	986	15,980	19,487	—
Non-current assets	1,193,458	1,530,030	73	164,166	224,929	59,065	1,212,231	1,596,337	84	169,925	232,363	—
Current liabilities	68,639	69,225	300	20,153	18,792	32,198	98,950	79,421	413	18,490	24,126	—
Long- term debt including current portion, net	475,017	1,084,699	—	80,773	111,572	33,670	523,776	1,095,938	—	86,060	119,234	—
Non-current liabilities	461,416	1,053,103	—	156,406	199,943	21,353	489,421	1,048,767	—	155,387	184,530	—

Financial information of affiliate companies, income statement
	Six Month Period Ended											Six Month Period Ended
	June 30, 2017											June 30, 2016
Income Statement	Navios Partners		Navios Acquisition		Acropolis		Navios Europe I	Navios Europe II		Navios Containers		Navios Partners		Navios Acquisition		Acropolis		Navios Europe I	Navios Europe II		Navios Containers
Revenue		$92,429		$122,940		$739	$19,278		$17,402		$3,102		$90,518		$154,914		$617	$20,530		$14,726		$—
Net (loss)/ income before non-cash change in fair value of Junior Loan I and Junior Loan II	$	n/a	$	n/a	$	n/a	$(3,239	)$	(11,325	)$	n/a	$	n/a	$	n/a	$	n/a	$(739	)$	(11,913	)$	—
Net income/(loss)		$(1,208	)$	(58,802	)$	221	$(4,320	)$	(12,003	)$	881		$(16,598	)$	35,954		$192	$(3,134	)$	(7,122	)$	—

	Three Month Period Ended											Three Month Period Ended
	June 30, 2017											June 30, 2016
Income Statement	Navios Partners		Navios Acquisition		Acropolis		Navios Europe I	Navios Europe II		Navios Containers		Navios Partners		Navios Acquisition		Acropolis		Navios Europe I	Navios Europe II		Navios Containers
Revenue		$50,018		$58,458		$428	$9,394		$9,401		$3,102		$44,877		$74,495		$238	$10,418		$6,760		$—
Net (loss)/ income before non-cash change in fair value of Junior Loan I and Junior Loan II	$	n/a	$	n/a	$	n/a	$(1,950	)$	(5,058	)$	n/a	$	n/a	$	n/a	$	n/a	$(449	)$	(6,889	)$	—
Net income/(loss)		$4,445		$(64,417	)$	196	$(2,491	)$	(4,113	)$	881		$(16,807	)$	12,184		$(5	)$ -1,955		$(3,220	)$	—